40. Relevant transactions (Details Narrative) R$ in Thousands	12 Months Ended
Dec. 31, 2020 BRL (R$)
RelevantTransactionsLineItems [Line Items]
Transition services amounts	R$ 7,300
Net present value	R$ (11,494)
Description of responsible ralated parties	TIM will be responsible for the following: Clients: approximately 14.5 million customers (corresponding to 40% of the total customer base of UPI Ativos Móveis) - according to Anatel’s access base from April 2020. The allocation of customers among Buyers took into account criteria that favor competition between operators currently operating in the Brazilian market; Radio frequency: approximately 49 MHz as a national average weighted by the population (54% of UPI Ativos Móveis’ radio frequencies). The frequency division between Buyers strictly respects the spectrum limits per group established by Anatel; Infrastructure: approximately 7,200 mobile access sites (corresponding to 49% of the total of UPI Ativos Móveis’ sites).
Oi group [member]
RelevantTransactionsLineItems [Line Items]
Transition services amounts	R$ 756,000
Net present value	819,000
Base price offer	R$ 15,744,000
Term of transition services	12 months
Percentage of base price	44.00%
Percentage of net present value	58.00%
Payable amounts that brought to present value total	R$ 476,000
Oi group [member] | Contract assets [member]
RelevantTransactionsLineItems [Line Items]
Transaction value	16,500,000
Transition services amounts	R$ 16,500,000